Pensions and Other Postretirement Benefits (Components of Net Periodic Benefit Cost Income) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pensions [Member]
Components of net periodic benefit cost (income) [Abstract]
Current service cost	CAD 130	CAD 124	CAD 152
Interest cost	540	543	650
Settlement loss	0	10	4
Expected return on plan assets	(1,047)	(1,018)	(1,004)
Amortization of prior service cost	5	3	4
Amortization of net actuarial loss (gain)	182	177	228
Net periodic benefit cost (income)	(190)	(161)	34
Other postretirement benefits [Member]
Components of net periodic benefit cost (income) [Abstract]
Current service cost	2	2	3
Interest cost	8	8	10
Settlement loss	0	0	0
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	2	1
Amortization of net actuarial loss (gain)	(3)	(5)	(4)
Net periodic benefit cost (income)	CAD 7	CAD 7	CAD 10